Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.3%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	284,501
iHeartMedia, Inc., Class A(a)	84,607	700,546
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		985,047
Total Communication Services		985,047
Consumer Discretionary 0.0%
Multiline Retail 0.0%
Belk, Inc.(a),(c)	231	2,137
Total Consumer Discretionary		2,137
Energy 0.1%
Energy Equipment & Services 0.1%
Covia Holdings Corp.(a)	57,253	790,807
McDermott International Ltd.(a)	184,336	100,463
Total		891,270
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(a),(c)	64,498	1,613
Southcross Energy Partners LLC(a),(c)	107,918	809
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	112,280
Total		114,702
Total Energy		1,005,972
Industrials 0.1%
Machinery 0.1%
TNT Crane and Rigging, Inc.(a)	60,744	493,545
Total Industrials		493,545
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a),(c)	8,710	2,221
IT Services 0.0%
Bright Bidco BV(a),(d)	4,398	109,950
Total Information Technology		112,171
Total Common Stocks (Cost $4,651,304)		2,598,872
Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,500,000	1,037,250
Total Convertible Bonds (Cost $1,437,639)			1,037,250

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	9,297	9,297
Total Information Technology			9,297
Total Convertible Preferred Stocks (Cost $201,434)			9,297

Corporate Bonds & Notes 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	3,000,000	2,730,004
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(d)
08/15/2028	6.875%	3,750,000	3,231,684
Cable and Satellite 0.5%
DISH DBS Corp.
07/01/2026	7.750%	2,500,000	2,111,961
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,500,000	2,134,627
Total			4,246,588
Chemicals 0.1%
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,053,000	862,272
Environmental 0.3%
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	3,000,000	2,774,831
Finance Companies 0.3%
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,209,746
Columbia Floating Rate Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	2,102,000	1,863,313
Gaming 0.2%
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,000,000	1,835,651
Health Care 0.0%
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	355,000	289,963
Media and Entertainment 0.2%
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,591,000	517,011
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	454,853
05/01/2027	8.375%	867,232	779,665
Total			1,751,529
Midstream 0.2%
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,000,000	1,949,711
Other REIT 0.4%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,000,000	922,266
02/01/2027	4.250%	3,000,000	2,535,872
Total			3,458,138
Property & Casualty 1.0%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	6,614,000	6,045,133
BroadStreet Partners, Inc.(d)
04/15/2029	5.875%	3,000,000	2,424,972
Total			8,470,105
Technology 1.0%
Imola Merger Corp.(d)
05/15/2029	4.750%	5,000,000	4,335,870
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	2,500,000	1,456,776
NCR Corp.(d)
04/15/2029	5.125%	2,000,000	1,676,896
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	500,000	470,015
Total			7,939,557
Total Corporate Bonds & Notes (Cost $50,760,125)			43,613,092
Exchange-Traded Fixed Income Funds 0.3%
	Shares	Value ($)
Floating Rate 0.3%
First Trust Senior Loan ETF	25,000	1,118,250
Invesco Senior Loan ETF	50,000	1,036,000
Total		2,154,250
Total Exchange-Traded Fixed Income Funds (Cost $2,318,250)		2,154,250

Senior Loans 91.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
TransDigm, Inc.(e),(f)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	5.924%	2,727,522	2,660,916
Airlines 2.5%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	8.993%	3,919,708	3,876,317
Air Canada(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/11/2028	6.421%	3,491,250	3,403,969
American Airlines, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	5.346%	4,643,122	4,381,946
Kestrel Bidco, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	2.000%	3,773,782	3,277,114
United AirLines, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.108%	6,276,473	6,114,352
Total			21,053,698
Automotive 1.2%
Clarios Global LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	7.004%	4,608,283	4,472,200

2	Columbia Floating Rate Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	8.368%	6,350,727	5,998,262
Total			10,470,462
Brokerage/Asset Managers/Exchanges 1.6%
AlixPartners LLP(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	6.504%	2,467,450	2,406,800
Allspring Buyer LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.500% 11/01/2028	6.688%	1,323,992	1,303,854
Citadel Securities LP(e),(f)
Term Loan
1-month Term SOFR + 2.500% 02/02/2028	6.343%	1,457,601	1,443,331
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 02/02/2028	6.843%	1,212,574	1,203,989
Russell Investments US Institutional Holdco, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	7.254%	5,466,439	5,034,263
VFH Parent LLC(e),(f)
Term Loan
SOFR + 3.000% 01/13/2029	6.567%	2,211,687	2,160,995
Total			13,553,232
Building Materials 3.6%
Beacon Roofing Supply, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% 05/19/2028	6.004%	2,050,962	1,999,318
Cornerstone Building Brands, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	6.589%	3,129,195	2,616,789
Covia Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	7.748%	3,080,573	2,925,004
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	6.340%	5,018,289	4,151,580
Park River Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	6.993%	2,166,710	1,827,772
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.625% 02/01/2027	6.379%	1,969,620	1,907,794
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.000% 06/11/2028	6.754%	1,521,765	1,481,271
SRS Distribution, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.329%	1,713,681	1,588,377
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	7.254%	3,954,950	3,668,216
Standard Industries, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 09/22/2028	6.675%	1,792,328	1,752,233
US Silica Co.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	7.813%	1,157,119	1,120,242
White Cap Supply Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	7.479%	3,937,681	3,720,715
Wilsonart LLC(e),(f)
Tranche E Term Loan
1-month USD LIBOR + 3.250% Floor 1.000% 12/31/2026	6.930%	2,237,300	2,070,308
Total			30,829,619
Cable and Satellite 3.4%
Charter Communications Operating LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	5.510%	1,525,595	1,497,265

Columbia Floating Rate Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cogeco Communications Finance LP(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	5.754%	1,968,484	1,911,891
CSC Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	5.662%	3,855,639	3,723,121
3-month USD LIBOR + 2.500% 04/15/2027	5.912%	970,069	916,366
CSC Holdings LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	5.662%	1,934,921	1,872,036
DirectTV Financing LLC(e),(f)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	8.754%	3,899,988	3,707,913
Iridium Satellite LLC(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	6.254%	2,963,078	2,914,010
Radiate Holdco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	7.004%	4,106,962	3,751,709
Telesat Canada(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.750% 12/07/2026	7.170%	3,156,122	1,628,906
UPC Financing Partnership(e),(f)
Term Loan
1-month USD LIBOR + 2.925% 01/31/2029	6.337%	3,250,000	3,172,000
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	5.912%	2,000,000	1,957,760
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	6.662%	2,175,000	2,138,155
Total			29,191,132
Chemicals 4.6%
Aruba Investments Holdings LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/24/2027	7.576%	1,467,575	1,374,942
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Performance Materials Operations LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	8.831%	3,463,877	3,390,270
ColourOz Investment 1 GmbH(e),(f)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	8.574%	822,926	593,536
ColourOz Investment 2 LLC(e),(f)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	8.574%	4,978,029	3,590,403
Diamond BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 09/29/2028	7.163%	4,136,338	3,860,238
Herens Holdco SARL(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	7.674%	3,594,336	3,157,876
Ineos Styrolution Group GmbH(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	6.504%	2,172,500	2,039,434
Ineos US Finance LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 11/08/2028	1.500%	2,432,222	2,253,867
Innophos Holdings, Inc.(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.250% 02/05/2027	7.004%	2,707,300	2,619,312
Messer Industries GmbH(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	6.174%	3,887,150	3,815,237
Nouryon Finance BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	7.165%	1,698,892	1,598,029
Olympus Water US Holding Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/09/2028	7.438%	2,707,749	2,461,155

4	Columbia Floating Rate Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PMHC II, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	8.494%	4,098,920	3,174,122
Schenectady International Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	9.021%	2,493,771	1,998,134
Sparta US Holdco LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 08/02/2028	6.378%	1,985,000	1,879,795
Tronox Finance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	5.938%	1,301,296	1,224,844
Total			39,031,194
Construction Machinery 0.3%
Columbus McKinnon Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	6.438%	1,314,720	1,294,999
PECF USS Intermediate Holding III Corp.(e),(f)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 12/15/2028	8.004%	1,832,030	1,406,743
Total			2,701,742
Consumer Cyclical Services 5.4%
Allied Universal Holdco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	7.504%	963,716	872,770
Amentum Government Services Holdings LLC(e),(f)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	7.798%	1,469,925	1,422,152
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	7.392%	2,170,094	2,095,942
APX Group, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 07/10/2028	6.734%	2,329,409	2,136,138
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	7.004%	5,366,150	4,736,754
Cast & Crew LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 02/09/2026	7.254%	1,984,576	1,947,643
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.479%	2,146,565	2,107,391
Conservice Midco LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	8.004%	4,434,842	4,226,049
CSC Holdings LLC(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2029	2.250%	1,341,660	1,318,181
Cushman & Wakefield U.S. Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	6.504%	2,346,703	2,292,635
GoDaddy, Inc.(e),(f),(g)
Tranche B5 Term Loan
1-month Term SOFR + 3.250% 10/21/2029	6.741%	1,132,651	1,120,849
Prime Security Services Borrower LLC(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	6.505%	3,283,252	3,233,544
Sotheby’s(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	8.579%	4,154,709	4,056,035
Staples, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	7.782%	1,667,960	1,449,207
TruGreen LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	7.754%	1,949,963	1,798,840

Columbia Floating Rate Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	6.570%	4,199,752	4,155,486
1-month USD LIBOR + 3.500% 02/25/2027	6.570%	3,523,339	3,496,914
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	9.127%	1,025,905	1,003,787
WW International, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	7.260%	4,271,875	2,704,097
Total			46,174,414
Consumer Products 1.1%
Energizer Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	5.875%	1,637,500	1,576,094
Serta Simmons Bedding LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	7.762%	1,322,334	111,155
SRAM LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	6.423%	2,150,909	2,082,790
SWF Holdings I Corp.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	1,473,639	1,140,685
Weber-Stephen Products LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	7.004%	5,118,768	4,213,412
Total			9,124,136
Diversified Manufacturing 2.5%
Brookfield WEC Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	6.504%	1,481,156	1,453,843
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 08/01/2025	7.479%	2,125,000	2,108,064
DXP Enterprises, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	3.750%	2,407,125	2,280,751
Filtration Group Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	6.754%	2,259,165	2,208,018
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	2.500%	699,883	674,512
Gates Global LLC(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	6.254%	1,119,220	1,085,879
Madison IAQ LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	6.815%	3,707,108	3,344,627
TK Elevator Midco GmbH(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	6.871%	3,559,447	3,374,818
Vertiv Group Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	5.878%	4,915,267	4,724,801
Total			21,255,313
Electric 1.2%
Carroll County Energy LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	7.174%	1,217,690	1,146,662
Invenergy Thermal Operating I LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% 08/28/2025	7.593%	1,800,895	1,760,376
LMBE-MC Holdco II LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	7.680%	2,016,729	1,946,143

6	Columbia Floating Rate Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nautilus Power LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	8.004%	1,268,658	972,705
New Frontera Holdings LLC(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	16.674%	979,319	881,387
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	5.174%	339,370	33,937
PG&E Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	6.813%	1,954,963	1,920,262
West Deptford Energy Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	7.504%	1,473,528	1,047,679
Total			9,709,151
Environmental 0.8%
EnergySolutions LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	7.424%	3,301,389	3,053,785
GFL Environmental, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	7.415%	2,024,080	2,011,105
Harsco Corp.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	6.063%	2,135,135	1,850,906
Total			6,915,796
Food and Beverage 2.2%
Aramark Intermediate HoldCo Corp.(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	6.254%	2,023,518	1,989,786
Del Monte Foods, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	7.826%	4,278,687	4,123,584
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	6.903%	1,740,625	1,585,814
2nd Lien Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	9.653%	1,000,000	865,940
Primary Products Finance LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/01/2029	7.709%	4,150,898	4,021,183
Triton Water Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	7.174%	3,346,438	2,966,215
United Natural Foods, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.250% 10/22/2025	7.093%	1,975,213	1,954,888
US Foods, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 11/22/2028	6.504%	958,234	941,685
Total			18,449,095
Gaming 4.1%
Caesars Resort Collection LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	6.504%	1,505,750	1,487,606
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	7.254%	3,967,237	3,925,779
CBAC Borrower LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	7.754%	3,822,013	3,725,087
Entain PLC(e),(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/18/2029	3.500%	912,416	897,023
Fertitta Entertainment LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	7.729%	3,990,874	3,735,458

Columbia Floating Rate Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flutter Entertainment PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	5.892%	3,358,946	3,294,555
HRNI Holdings LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	8.004%	4,696,024	4,449,483
PCI Gaming Authority(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	6.254%	2,956,220	2,916,813
Scientific Games Holdings LP(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/04/2029	7.097%	4,881,330	4,590,305
Scientific Games International, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	6.402%	3,918,300	3,858,703
Star Group Holdings BV(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 07/22/2028	2.250%	1,796,400	1,771,700
Total			34,652,512
Health Care 3.9%
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 09/29/2028	2.500%	1,980,000	1,918,481
Element Materials Technology Group US Holdings, Inc.(e),(f)
Delayed Draw Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	7.904%	1,038,066	1,004,329
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	7.903%	2,249,144	2,176,047
Envision Healthcare Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.750% 03/31/2027	6.325%	779,772	191,824
1-month Term SOFR + 4.250% 03/31/2027	3.250%	1,658,050	646,639
1-month Term SOFR + 7.875% 03/31/2027	11.853%	280,225	255,005
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ICON PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	5.938%	3,066,924	3,032,421
3-month USD LIBOR + 2.250% 07/03/2028	5.938%	764,126	755,530
Medline Borrower LP(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	7.004%	5,576,453	5,121,024
National Mentor Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	7.466%	2,204,805	1,563,405
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	7.430%	71,709	50,848
Owens & Minor, Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/29/2029	7.662%	2,854,917	2,788,312
Phoenix Guarantor, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	7.004%	2,225,566	2,130,512
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	7.254%	985,000	944,211
Pluto Acquisition I, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	6.076%	1,928,711	1,663,513
Radiology Partners, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	7.825%	3,500,000	2,800,000
Select Medical Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	6.260%	2,571,818	2,497,081
Team Health Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	8.979%	1,644,056	1,360,457

8	Columbia Floating Rate Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Upstream Newco, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	8.065%	1,965,050	1,763,633
Total			32,663,272
Independent Energy 1.0%
Hamilton Projects Acquiror LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	8.174%	1,513,017	1,486,917
Oryx Midstream Services Permian Basin LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	6.211%	2,495,827	2,455,619
Parkway Generation LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	8.504%	3,633,999	3,591,590
Tranche C Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	8.504%	511,316	505,349
Total			8,039,475
Leisure 3.2%
Alterra Mountain Co.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	7.254%	6,529,038	6,369,925
Carnival Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	6.127%	4,460,643	4,078,723
Formula One Management Ltd.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	6.254%	4,000,000	3,988,320
Life Time, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	7.820%	2,684,339	2,641,685
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NAI Entertainment Holdings LLC(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	6.260%	2,941,192	2,794,132
UFC Holdings LLC(e),(f)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	7.110%	3,995,952	3,901,048
William Morris Endeavor Entertainment LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	6.510%	3,617,635	3,513,628
Total			27,287,461
Lodging 1.2%
Hilton Grand Vacations Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	6.754%	4,229,521	4,160,792
Playa Resorts Holding BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	6.500%	6,361,645	6,188,671
Total			10,349,463
Media and Entertainment 7.4%
AppLovin Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 10/25/2028	6.674%	5,078,737	4,890,823
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	6,264,627	5,520,703
Clear Channel Outdoor Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	7.913%	5,405,590	4,938,115
CMG Media Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	7.254%	2,801,353	2,610,945
Creative Artists Agency LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 11/27/2026	7.504%	2,927,323	2,891,961

Columbia Floating Rate Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 11/27/2026	7.979%	1,614,548	1,590,330
Diamond Sports Group LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	11.208%	1,301,305	1,247,080
Dotdash Meredith, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	7.120%	3,309,118	2,936,843
E.W. Scripps Co. (The)(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	6.316%	1,462,312	1,430,199
Tranche B3 Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 01/07/2028	6.504%	916,500	900,846
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	6.504%	2,759,108	2,636,686
Entravision Communications Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	6.504%	1,050,000	1,025,504
Gray Television, Inc.(e),(f)
Tranche D Term Loan
1-month USD LIBOR + 3.000% 12/01/2028	6.128%	2,977,500	2,930,991
Hubbard Radio LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/28/2025	8.010%	2,305,872	1,879,286
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	6.754%	1,703,204	1,605,270
Indy US Bidco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	7.504%	2,985,933	2,635,086
Learfield Communications LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	7.010%	4,148,016	3,274,361
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lions Gate Capital Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	6.004%	1,383,786	1,352,651
NASCAR Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/19/2026	6.254%	1,428,994	1,422,077
NEP Group, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	7.004%	1,484,576	1,320,040
Playtika Holding Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 03/13/2028	6.504%	3,110,526	3,021,876
Pug LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	7.254%	3,994,599	3,430,362
Sinclair Television Group, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	6.760%	2,467,086	2,288,987
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	7.004%	987,500	955,406
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	7.004%	4,228,750	4,054,314
1-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	7.790%	299,250	292,517
Total			63,083,259
Midstream 2.2%
AL GCX Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/17/2029	7.565%	3,813,900	3,777,362
Buckeye Partners LP(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	5.365%	1,974,641	1,949,227
CQP Holdco LP(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	7.424%	2,370,000	2,336,536

10	Columbia Floating Rate Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP III Stetson I LP(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	8.004%	3,984,387	3,840,949
ITT Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	6.504%	4,354,840	4,213,308
Traverse Midstream Partners LLC(e),(f)
Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 09/27/2024	7.977%	2,541,107	2,510,411
Total			18,627,793
Oil Field Services 0.5%
ChampionX Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 06/07/2029	6.618%	2,000,000	1,994,000
Lealand Finance Co. BV(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	2.000%	33,314	20,821
3-month USD LIBOR + 1.000% 06/30/2025	4.754%	442,999	230,674
MRC Global, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	6.754%	2,153,785	2,105,325
Total			4,350,820
Other Financial Institutions 1.5%
FinCo I LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	6.254%	1,851,362	1,843,031
Freeport LNG Investments LLP(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	7.743%	3,967,057	3,703,010
IGT Holding IV AB(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.400% Floor 0.500% 03/31/2028	7.074%	4,321,066	4,169,828
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(e),(f)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	6.004%	2,633,377	2,590,269
Total			12,306,138
Other Industry 1.3%
APi Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 10/01/2026	3.754%	1,664,755	1,641,865
1-month USD LIBOR + 2.750% 01/03/2029	6.504%	1,590,655	1,567,590
Hillman Group, Inc. (The)(e),(f),(g),(h)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.033%	421,603	401,341
Hillman Group, Inc. (The)(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	6.326%	1,743,987	1,660,171
Husky Injection Molding Systems Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.877%	1,989,583	1,815,853
Vericast Corp.(e),(f)
Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 06/16/2026	11.424%	1,059,720	733,474
WireCo WorldGroup, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	7.188%	2,904,402	2,828,888
Total			10,649,182
Packaging 3.4%
Altium Packaging LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	1.750%	1,370,435	1,289,428

Columbia Floating Rate Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Anchor Glass Container Corp.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 12/07/2023	8.674%	471,600	369,027
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	6.532%	1,555,558	1,157,817
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	11.534%	333,333	113,690
Charter Next Generation, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	7.504%	4,741,861	4,587,750
Clydesdale Acquisition Holdings, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.175% Floor 0.500% 04/13/2029	8.004%	3,890,250	3,741,643
Graham Packaging Co., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	6.754%	2,050,553	1,996,152
Mauser Packaging Solutions Holding Co.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	6.378%	1,973,958	1,875,260
Packaging Coordinators Midco, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2027	7.424%	3,678,266	3,548,387
Pactiv Evergreen, Inc.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	7.004%	1,031,625	1,001,780
Tranche B3 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/24/2028	7.254%	2,808,667	2,721,402
Tosca Services LLC(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	7.343%	3,954,874	3,381,417
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc.(e),(f),(g)
Delayed Draw Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	6.300%	296,144	280,280
Trident TPI Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	7.674%	2,078,785	1,967,424
Twist Beauty International Holdings S.A.(c),(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/20/2024	6.424%	620,160	558,144
Total			28,589,601
Pharmaceuticals 1.5%
Bausch Health Companies, Inc.(e),(f)
Term Loan
1-month Term SOFR + 5.250% Floor 0.500% 02/01/2027	8.624%	1,975,000	1,472,698
Elanco Animal Health, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	4.878%	1,873,115	1,802,573
Jazz Pharmaceuticals PLC(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	7.254%	2,137,742	2,109,695
Organon & Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	6.188%	2,546,103	2,479,268
Sunshine Luxembourg VII SARL(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	7.424%	4,894,967	4,653,303
Total			12,517,537
Property & Casualty 2.6%
Asurion LLC(e),(f)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	9.004%	1,600,000	1,121,008
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	9.004%	2,355,981	1,631,517

12	Columbia Floating Rate Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	6.754%	1,311,763	1,236,100
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	7.004%	1,989,817	1,765,345
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	7.004%	1,477,500	1,300,200
Hub International Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 04/25/2025	7.326%	4,445,955	4,354,724
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	7.527%	2,120,323	2,080,079
Sedgwick Claims Management Services, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	7.004%	2,392,909	2,306,166
Sedgwick Claims Management Services, Inc. (e),(f)
Term Loan
3-month USD LIBOR + 3.750% 09/03/2026	7.504%	1,234,056	1,202,045
USI, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 05/16/2024	6.424%	3,027,280	2,987,562
1-month USD LIBOR + 3.250% 12/02/2026	6.924%	1,959,755	1,913,211
Total			21,897,957
Railroads 0.2%
Genesee & Wyoming, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	5.674%	1,964,736	1,938,271
Restaurants 1.5%
1011778 BC ULC(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	5.655%	4,157,678	4,040,224
Carrols Restaurant Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	6.830%	1,457,761	1,263,441
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	1.750%	1,233,850	1,213,973
1-month Term SOFR + 3.000% Floor 0.750% 12/15/2027	6.208%	1,965,000	1,911,454
Whatabrands LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	7.004%	4,750,818	4,505,343
Total			12,934,435
Retailers 2.5%
Great Outdoors Group LLC(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	7.504%	6,312,700	5,930,782
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	6.504%	4,915,037	4,601,703
PetSmart LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	7.500%	5,934,924	5,700,020
Restoration Hardware, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.079%	5,461,889	5,143,297
Total			21,375,802
Technology 20.6%
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	2,183,959	1,998,934
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	9.504%	6,246,828	5,286,379
athenahealth Group, Inc.(e),(f),(g),(h)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	956,581	872,086

Columbia Floating Rate Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	6.967%	5,629,719	5,132,446
Atlas CC Acquisition Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	7.320%	3,787,155	3,323,229
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	7.320%	770,269	675,911
Atlas Purchaser, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.750% 05/08/2028	8.117%	458,750	359,642
Avaya, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	7.662%	2,982,808	1,415,581
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	7.412%	1,695,555	801,998
Barracuda Parent LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.229%	2,666,667	2,546,667
Bright Bidco BV(e),(f)
Term Loan
1-month Term SOFR + 8.000% 10/31/2027	14.500%	144,463	128,717
Camelot U.S. Acquisition 1 Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	6.754%	1,989,994	1,953,099
Camelot US Acquisition 1 Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	6.754%	2,414,292	2,373,056
Celestica, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	5.721%	2,531,786	2,487,479
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 07/06/2029	8.112%	2,520,941	2,464,750
Cloudera, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	7.504%	2,713,401	2,513,288
Coherent Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	5.878%	2,341,613	2,275,275
CommScope, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	7.004%	1,993,443	1,896,263
CoreLogic, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	7.313%	3,712,500	2,727,648
Cornerstone OnDemand, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	7.504%	4,659,071	3,886,457
Cyxtera DC Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	7.360%	1,923,655	1,633,914
Dawn Acquisition LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	7.424%	5,225,524	3,737,713
DCert Buyer, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.000% 10/16/2026	6.903%	5,938,817	5,709,519
Dun & Bradstreet Corp. (The)(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	6.846%	3,483,165	3,423,951
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 01/18/2029	6.896%	998,807	970,591

14	Columbia Floating Rate Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Endurance International Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	6.698%	3,227,650	2,740,049
Everi Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	6.254%	2,507,138	2,440,623
Evertec Group LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	7.254%	2,310,766	2,304,989
GoTo Group, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	8.322%	5,436,029	3,415,620
Idemia Group SAS(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	8.174%	4,322,470	4,127,959
Idera, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	7.500%	3,161,022	2,882,852
Informatica LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	6.563%	3,706,354	3,602,873
ION Trading Finance Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	8.424%	1,906,836	1,768,991
Loyalty Ventures, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	8.254%	2,939,475	911,237
Lummus Technology Holdings V LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	7.254%	3,853,960	3,590,195
MA FinanceCo LLC(e),(f)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	7.418%	2,059,410	2,043,965
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	6.870%	5,085,404	4,643,635
Misys Ltd.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.871%	2,402,192	2,166,633
Mitchell International, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	6.734%	4,823,425	4,301,048
Mitnick Corporate Purchaser, Inc.(e),(f)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.944%	1,207,919	1,148,525
MKS Instruments, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/17/2029	6.317%	1,698,010	1,658,599
Monotype Imaging Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	8.674%	1,905,750	1,824,756
MYOB US Borrower LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	7.754%	1,596,375	1,479,648
Natel Engineering Co., Inc.(c),(e),(f)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	10.418%	2,867,427	2,638,033
NCR Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	6.920%	1,942,178	1,859,635
NortonLifeLock, Inc.(e),(f)
Tranche B Term Loan
SOFR + 2.000% Floor 0.500% 09/12/2029	5.829%	3,620,943	3,528,174

Columbia Floating Rate Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peraton Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	7.504%	4,951,545	4,758,781
Pitney Bowes, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	7.760%	2,053,163	1,847,847
Presidio Holdings, Inc.(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	7.892%	1,723,552	1,684,772
Proofpoint, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	6.320%	1,985,000	1,885,750
Rackspace Technology Global, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	5.617%	4,206,149	2,651,052
Riverbed Technology LLC(e),(f)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	9.200%	1,070,221	395,318
Sabre GLBL, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	8.079%	281,955	254,464
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	7.254%	729,824	648,631
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	7.254%	1,163,384	1,033,957
Seattle SpinCo, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	6.504%	2,965,720	2,926,809
Tranche B1 Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/26/2027	7.590%	1,857,089	1,836,197
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sitel Group(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	7.510%	2,044,979	2,011,748
Sophia LP(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/07/2027	7.174%	1,768,635	1,697,890
Sovos Compliance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	8.254%	2,912,970	2,813,085
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	5.504%	663,636	648,896
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	5.504%	538,736	526,771
Tempo Acquisition LLC(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	6.729%	4,932,613	4,859,857
TIBCO Software, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	8.153%	2,023,480	1,841,367
TTM Technologies, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	5.628%	1,020,496	1,007,107
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	7.504%	2,194,778	2,131,174
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	6.998%	2,947,781	2,840,098
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	8.998%	2,517,589	2,309,887
Ultra Clean Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	6.865%	2,877,653	2,833,769

16	Columbia Floating Rate Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Veritas US, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	8.674%	2,419,617	1,939,734
Verscend Holdings Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	7.754%	4,463,431	4,402,058
Virtusa Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	7.504%	1,492,424	1,430,862
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	7.579%	3,461,047	3,310,699
Xperi Holding Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	7.254%	3,093,114	2,984,855
Total			175,186,067
Transportation Services 0.6%
First Student Bidco, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	6.642%	2,135,310	2,004,522
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	7.653%	2,588,986	2,449,026
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	6.642%	794,158	745,516
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	7.653%	179,791	170,071
Total			5,369,135
Wireless 0.8%
Numericable US LLC(e),(f)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	7.165%	4,349,487	3,930,849
SBA Senior Finance II LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	5.510%	2,787,767	2,760,893
Total			6,691,742
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.4%
Lumen Technologies, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	6.004%	1,458,750	1,356,375
Zayo Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	6.754%	2,447,533	1,977,607
Total			3,333,982
Total Senior Loans (Cost $831,172,245)			772,963,804

Warrants 0.3%
Issuer	Shares	Value ($)
Communication Services 0.3%
Diversified Telecommunication Services 0.3%
Windstream Corp.(a),(c)	139,708	2,235,328
Entertainment 0.0%
Cineworld Finance US, Inc.(a),(c)	239,433	11,972
Total Communication Services		2,247,300
Financials 0.0%
Capital Markets 0.0%
Spectacle BidCo Holdings, Inc.(a),(c)	190,476	419,443
Total Financials		419,443
Total Warrants (Cost $1,502,817)		2,666,743

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(i),(j)	27,908,022	27,896,858
Total Money Market Funds (Cost $27,896,560)		27,896,858
Total Investments in Securities (Cost: $919,940,374)		852,940,166
Other Assets & Liabilities, Net		(4,177,676)
Net Assets		848,762,490

Columbia Floating Rate Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $40,376,563, which represents 4.76% of total net assets.
(e)	The stated interest rate represents the weighted average interest rate at October 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(g)	Represents a security purchased on a forward commitment basis.
(h)	At October 31, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	956,581
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 3.033%	388,186

(i)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	35,402,772	71,499,265	(79,003,120)	(2,059)	27,896,858	4,051	203,425	27,908,022
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Columbia Floating Rate Fund | First Quarter Report 2022

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1QT149_07_M01_(12/22)